Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

D4    Related party transactions

Transactions between the Company and its subsidiaries are eliminated on consolidation.

The Company has transactions and outstanding balances with collective investment schemes, collateralised debt obligations and similar entities that are not consolidated and where a Group company acts as manager, which are regarded as related parties for the purposes of IAS 24. The balances are included in the Group’s statement of financial position at fair value or amortised cost in accordance with IAS 39 classifications with the corresponding amounts included in the income statement. The transactions include amounts paid on issue of shares or units, amounts received on cancellation of shares or units and amounts paid in respect of the periodic charge and administration fee.

In addition, there are no material transactions between the Group’s joint ventures and associates, which are accounted for on an equity method basis, and other Group companies.

Key management personnel of the Company, as described in note B2.3, may from time to time purchase insurance, asset management or annuity products marketed by Group companies in the ordinary course of business on substantially the same terms as those prevailing at the time for comparable transactions with other persons.

In 2020, 2019 and 2018, other transactions with key management personnel were not deemed to be significant both by virtue of their size and in the context of the individuals’ financial positions. All of these transactions were on terms broadly equivalent to those that prevailed in arm’s-length transactions.

Additional details on the Directors’ interests in shares, transactions or arrangements are given in Compensation and Employees. Key management remuneration is disclosed in note B2.3.